FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value on a recurring basis (Details)	Dec. 31, 2021 USD ($)
Assets and liabilities measured on a recurring basis
Warrant liability	$ 373,599
Recurring
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Recurring | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Recurring | Level 3
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Recurring | Level 3 | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability	$ 373,599